Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	COMMUNICATIONS — 1.8%
20,904	ATN International, Inc.	$1,048,127
11,633	John Wiley & Sons, Inc. - Class A	368,882
21,268	World Wrestling Entertainment, Inc. - Class A	860,716
		2,277,725
	CONSUMER DISCRETIONARY — 6.0%
57,867	1-800-Flowers.com, Inc. - Class A*	1,443,203
27,743	Carter's, Inc.	2,401,989
74,244	Designer Brands, Inc.	403,145
39,258	Liquidity Services, Inc.*	292,865
32,256	Monro, Inc.	1,308,626
123,524	Sonos, Inc.*	1,875,094
		7,724,922
	CONSUMER STAPLES — 4.3%
23,398	Cal-Maine Foods, Inc.*	897,781
37,374	Chefs' Warehouse, Inc.*	543,418
34,869	Herbalife Nutrition Ltd.*,1	1,626,639
24,487	Nu Skin Enterprises, Inc. - Class A	1,226,554
30,172	TreeHouse Foods, Inc.*	1,222,871
		5,517,263
	ENERGY — 1.3%
230,083	Ardmore Shipping Corp.[1]	819,095
22,647	Diamond S Shipping, Inc.*,1	155,585
133,909	NexTier Oilfield Solutions, Inc.*	247,732
31,442	Oceaneering International, Inc.*	110,676
196,659	Ring Energy, Inc.*	133,728
99,160	RPC, Inc.*	261,782
		1,728,598
	FINANCIALS — 9.9%
22,298	American Equity Investment Life Holding Co.	490,333
237	Assetmark Financial Holdings, Inc.*	5,152
16,316	Banner Corp.	526,354
36,557	Berkshire Hills Bancorp, Inc.	369,591
41,524	BRP Group, Inc. - Class A*	1,034,363
75,085	Byline Bancorp, Inc.	846,959
73,930	Customers Bancorp, Inc.*	828,016
17,546	Evercore, Inc. - Class A	1,148,561
32,260	First Financial Bancorp	387,281
72,676	National Bank Holdings Corp. - Class A	1,907,745

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
80,678	Pacific Premier Bancorp, Inc.	$1,624,855
36,305	PacWest Bancorp	620,090
31,388	TCF Financial Corp.	733,224
19,165	Texas Capital Bancshares, Inc.*	596,607
59,710	Umpqua Holdings Corp.	634,120
57,704	Veritex Holdings, Inc.	982,699
		12,735,950
	HEALTH CARE — 19.0%
56,758	Acadia Healthcare Co., Inc.*	1,673,226
2,959	Avid Bioservices, Inc.*	22,548
14,594	Charles River Laboratories International, Inc.*	3,304,811
5,446	Chemed Corp.	2,615,986
54,506	Coherus Biosciences, Inc.*	999,640
146,960	Cross Country Healthcare, Inc.*	953,770
9,006	Haemonetics Corp.*	785,774
17,289	HealthEquity, Inc.*	888,136
81,823	HMS Holdings Corp.*	1,959,661
47,482	MEDNAX, Inc.*	773,007
56,568	Merit Medical Systems, Inc.*	2,460,708
40,235	Prestige Consumer Healthcare, Inc.*	1,465,359
24,844	Providence Service Corp.*	2,308,256
15,903	Quidel Corp.*	3,488,800
37,122	Supernus Pharmaceuticals, Inc.*	773,622
		24,473,304
	INDUSTRIALS — 22.0%
43,425	AerCap Holdings NV*,1	1,093,876
29,122	Albany International Corp. - Class A	1,441,830
55,155	Altra Industrial Motion Corp.	2,039,080
35,758	ASGN, Inc.*	2,272,779
16,892	AZZ, Inc.	576,355
17,871	Barnes Group, Inc.	638,710
66,161	CAI International, Inc.	1,821,412
29,380	Capital Product Partners LP1	193,908
29,495	Casella Waste Systems, Inc. - Class A*	1,647,296
39,361	Columbus McKinnon Corp.	1,302,849
33,385	Dycom Industries, Inc.*	1,763,396
78,337	Harsco Corp.*	1,089,668
30,509	Huron Consulting Group, Inc.*	1,199,919
119,065	InnerWorkings, Inc.*	356,004
27,376	KBR, Inc.	612,127

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
41,575	Matthews International Corp. - Class A	$929,617
32,127	Mercury Systems, Inc.*	2,488,557
61,405	SP Plus Corp.*	1,102,220
81,642	Team, Inc.*	449,031
44,745	Titan Machinery, Inc.*	591,976
221,931	U.S. Xpress Enterprises, Inc. - Class A*	1,833,150
77,952	Wabash National Corp.	932,306
20,976	Westinghouse Air Brake Technologies Corp.	1,297,995
46,567	WillScot Mobile Mini Holdings Corp.*	776,738
		28,450,799
	MATERIALS — 2.4%
83,958	Alamos Gold, Inc. - Class A1	739,670
60,012	Kraton Corp.*	1,069,414
36,885	Silgan Holdings, Inc.	1,356,261
		3,165,345
	REAL ESTATE — 7.9%
40,549	Community Healthcare Trust, Inc. - REIT	1,896,071
48,992	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	2,070,892
56,400	iStar, Inc. - REIT	666,084
34,641	Omega Healthcare Investors, Inc. - REIT	1,037,151
40,581	QTS Realty Trust, Inc. - Class A - REIT	2,557,415
64,693	STAG Industrial, Inc. - REIT	1,972,490
		10,200,103
	TECHNOLOGY — 18.6%
63,714	ACI Worldwide, Inc.*	1,664,847
33,694	Advanced Energy Industries, Inc.*	2,120,700
15,265	Aspen Technology, Inc.*	1,932,396
32,613	Belden, Inc.	1,014,917
47,117	Benchmark Electronics, Inc.	949,408
52,502	Bottomline Technologies DE, Inc.*	2,213,484
104,692	CalAmp Corp.*	752,735
15,416	Euronet Worldwide, Inc.*	1,404,398
4,858	Gartner, Inc.*	607,007
64,307	Infinera Corp.*	396,131
17,374	Insight Enterprises, Inc.*	983,021
36,125	Itron, Inc.*	2,194,232
105,813	Knowles Corp.*	1,576,614
51,610	MACOM Technology Solutions Holdings, Inc.*	1,755,256
29,825	MTS Systems Corp.	569,956

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
21,579	Novanta, Inc.*,1	$2,273,132
14,136	Rogers Corp.*	1,386,176
21,047	Xperi Holding Corp.	241,830
		24,036,240
	UTILITIES — 2.5%
33,483	ALLETE, Inc.	1,732,410
37,115	Unitil Corp.	1,434,124
		3,166,534
	Total Common Stocks
	(Cost $136,828,424)	123,476,783
	EXCHANGE-TRADED FUNDS — 2.5%
11,613	iShares Russell 2000 ETF	1,739,511
15,024	iShares Russell 2000 Value ETF	1,492,334
	Total Exchange-Traded Funds
	(Cost $3,556,162)	3,231,845

Principal Amount
	SHORT-TERM INVESTMENTS — 1.9%
$2,424,494	UMB Money Market Fiduciary, 0.01%[2]	2,424,494
	Total Short-Term Investments
	(Cost $2,424,494)	2,424,494
	TOTAL INVESTMENTS — 100.1%
	(Cost $142,809,080)	129,133,122
	Liabilities in Excess of Other Assets — (0.1)%	(70,752)
	TOTAL NET ASSETS — 100.0%	$129,062,370

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.